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GENERAL INFORMATION AND
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RTET/INTER/ANNUAL 07/02

                                     [LOGO]

      ANNUAL REPORT

       INTERSTATE TAX-EXEMPT FUND

       MAY 31, 2002

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--98.8%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             ALASKA--0.4%
$ 1,400,000  Anchorage Alaska, GO, 5.50%, 10/1/02 (b)................  $       1,416,253
                                                                       -----------------
             ARIZONA--1.2%
  1,100,000  Apache County, IDA for Tucson Electric Power Company,
             1.40%, 12/15/18 (a).....................................          1,100,000
  1,100,000  Arizona Health Facilities Authority, 1.26%,
             10/1/15 (a).............................................          1,100,000
  1,300,000  Glendale Water & Sewer, GO, 4.75%, 7/1/02 (b)...........          1,302,002
    500,000  Pima County, IDA for Tucson Electric Power, 1.40%,
             10/1/22 (a).............................................            500,000
                                                                       -----------------
                                                                               4,002,002
                                                                       -----------------
             CALIFORNIA--6.4%
  2,000,000  Alameda Contra Costa Capital Improvements, 1.35%,
             11/1/14 (a).............................................          2,000,000
 13,500,000  California State, RAN, 3.25%, 6/28/02...................         13,510,027
  1,600,000  Elsinore Valley, COP for Water District, Series A,
             1.30%, 7/1/29 (a).......................................          1,600,000
  2,000,000  Los Angeles, TRAN, 3.75%, 6/28/02.......................          2,001,574
  2,000,000  Los Angeles School District, TRAN, 4.00%, 7/23/02.......          2,003,815
                                                                       -----------------
                                                                              21,115,416
                                                                       -----------------
             COLORADO--3.0%
    800,000  Broomfield, IDA for Buckeye Investments Project, 1.50%,
             12/1/09 (a).............................................            800,000
  7,000,000  Colorado State, TAN, 3.00%, 6/28/02.....................          7,004,115
  1,850,000  Denver County Airport, Series B, 1.40%, 12/1/20 (a).....          1,850,000
    400,000  Eagle County Smith Creek Metropolitan District, 1.50%,
             10/1/35 (a).............................................            400,000
                                                                       -----------------
                                                                              10,054,115
                                                                       -----------------
             CONNECTICUT--1.6%
    800,000  Connecticut Development Authority for Independent Living
             Project, 1.25%, 7/1/15 (a)..............................            800,000
    900,000  Connecticut, HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30 (a)..............................................            900,000
    300,000  Connecticut, HEFA for Raphael Hospital, Series J, 1.05%,
             7/1/22 (a)..............................................            300,000
    200,000  Connecticut Special Tax Transportation Infrastructure,
             Series 1, Revenue Bonds, 1.35%, 9/1/20 (a)..............            200,000
  1,200,000  Connecticut State, GO, Series 1A, 1.40%, 2/15/21 (a)....          1,200,000
  1,500,000  Hartford Redev. Agency MFH for Underwood Towers Project,
             1.30%, 6/1/20 (a).......................................          1,500,000
    400,000  Shelton County, HFA for Crosby Commons Project, 1.35%,
             1/1/31 (a)..............................................            400,000
                                                                       -----------------
                                                                               5,300,000
                                                                       -----------------
             DISTRICT OF COLUMBIA--0.9%
  2,740,000  District of Columbia, GO, Howard University, Series B,
             prefunded 10/1/02 @ 102, 6.75%, 10/1/12.................          2,839,725
                                                                       -----------------
             FLORIDA--2.9%
  1,200,000  Dade County Fixed Copy Asset, 1.50%, 10/1/10 (a)........          1,200,000
    800,000  Dade County, IDA for Dolphins Stadium Project,
             Series D, 1.45%, 1/1/16 (a).............................            800,000
    565,000  Dade County Water & Sewer System, 1.40%, 10/5/22 (a)....            565,000
    800,000  Florida, HFA for Kings Colony, 1.45%, 8/1/06 (a)........            800,000
    500,000  Florida, HFA for River Oaks, Series 85TT, 1.40%,
             12/1/29 (a).............................................            500,000
    200,000  Florida Housing Finance Corp. for Reflections,
             Series 5, 1.40%, 7/1/31 (a).............................            200,000
  1,000,000  Florida Muni Power Stanton Project, 1.50%,
             10/1/19 (a).............................................          1,000,000
  1,765,000  Orange County, IDA for Central Florida YMCA Project,
             Series A, 1.50%, 5/1/27 (a).............................          1,765,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             FLORIDA (CONTINUED)
$ 1,100,000  Orange County School Board COP, Series B, 1.55%,
             8/1/25 (a)..............................................  $       1,100,000
    200,000  Orange County School District, TAN, 2.75%, 9/16/02......            200,680
  1,000,000  Palm Beach County Norton Gallery School of Art, 1.40%,
             5/1/30 (a)..............................................          1,000,000
    500,000  Volusia County HEFA for Southwest Volusia, 1.40%,
             11/15/23 (a)............................................            500,000
                                                                       -----------------
                                                                               9,630,680
                                                                       -----------------
             GEORGIA--2.1%
  2,500,000  Atlanta Water & Waste, Series C, 1.55%, 11/1/41 (a).....          2,500,000
  1,413,409  Georgia Muni Assoc. Pool Bd. COP, 1.45%,
             12/15/20 (a)............................................          1,413,409
  3,180,000  Macon-Bibb County Industrial Authority, Business Park &
             Airport Project, 1.45%, 7/1/20 (a)......................          3,180,000
                                                                       -----------------
                                                                               7,093,409
                                                                       -----------------
             HAWAII--0.6%
  2,000,000  Honolulu City & County, GO, Series 2001C, 2.85%,
             12/4/02 (b).............................................          2,007,896
                                                                       -----------------
             ILLINOIS--2.7%
  1,000,000  Chicago, WSR, 1.40%, 11/1/30 (a)........................          1,000,000
  1,000,000  Illinois, DFA for Con Edison, Series C, 1.35%,
             3/1/09 (a)..............................................          1,000,000
    700,000  Illinois, DFA for WBEZ Alliance Project, 1.40%,
             3/1/29 (a)..............................................            700,000
    900,000  Illinois, EFA for Museum National History, 1.40%,
             11/1/25 (a).............................................            900,000
  1,700,000  McCook County for Saint Andrews, 1.50%, 12/1/21 (a).....          1,700,000
    200,000  Naperville Illinois for Heritage YMCA Group, 1.40%,
             12/1/29 (a).............................................            200,000
  3,590,000  Will County Community School District 365, GO, 3.50%,
             11/1/02 (b).............................................          3,613,705
                                                                       -----------------
                                                                               9,113,705
                                                                       -----------------
             INDIANA--4.0%
  2,625,000  Allen County Public Library, GO, 1.75%, 7/1/02 (b)......          2,625,000
    495,000  Indiana, HFAR for Mental Health & Rehab, 1.45%,
             11/1/20 (a).............................................            495,000
  2,000,000  Indiana, TFA, GO, 6.75 prefunded, 11/1/02 @ 102,
             11/1/11.................................................          2,078,525
  1,000,000  Indiana, TFA, GO, 6.25 prefunded, 11/1/02 @ 102,
             11/1/16.................................................          1,036,928
  1,500,000  Logansport, EDA for Modine Mfg. Project, 1.75%,
             1/1/08 (a)..............................................          1,500,000
    500,000  Marshall County, EDA for Culver Foundation Project,
             1.45%, 1/1/35 (a).......................................            500,000
  5,000,000  Princeton PCR, 1.65% 4/1/22 (a).........................          5,000,000
                                                                       -----------------
                                                                              13,235,453
                                                                       -----------------
             IOWA--2.7%
  1,000,000  Des Moines, HRB for Iowa Methodist Medical Center
             Project, 1.45%, 8/1/15 (a)..............................          1,000,000
  8,000,000  Iowa, TRAN, Series 2001, 3.00%, 6/27/02.................          8,006,005
                                                                       -----------------
                                                                               9,006,005
                                                                       -----------------
             KENTUCKY--0.9%
    665,000  Covington, IDR Baptist Convalescent,
             1.45%,4/1/19 (a)........................................            665,000
  2,390,000  Lexington Fayette Urban Residential Facilities for
             Richmond Place Assoc. Project, 2.25%, 4/1/03 (b)........          2,390,000
                                                                       -----------------
                                                                               3,055,000
                                                                       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             LOUISIANA--6.1%
$ 2,195,500  Ascension Parish, IDR for Borden Inc. Project, 1.21%,
             12/01/09 (a)............................................  $       2,195,500
  1,790,000  Calcasieu Parish IDR, 1.45%, 8/1/04 (a).................          1,790,000
  1,990,000  Calcasieu Sales Tax District, 1.40%, 9/1/02 (a).........          1,990,000
  1,120,000  Louisiana, PFA Public Safey Joint Emergency, GO, 3.50%,
             8/1/02 (b)..............................................          1,121,776
  2,190,000  Louisiana, PFA for Kenner Hotel Limited, 1.65%,
             12/1/15 (a).............................................          2,190,000
  2,090,000  Louisiana, PFA for Ciba Geigy Corp Project, 1.40%,
             12/1/04 (a).............................................          2,090,000
  4,295,500  Louisiana Offshore Terminal Authority, 1st. Stage,
             1.60%, 9/1/06 (a).......................................          4,295,500
  4,495,500  Louisiana State University Agriculture & Mechanical
             College, 1.45%, 7/1/30 (a)..............................          4,495,500
                                                                       -----------------
                                                                              20,168,276
                                                                       -----------------
             MASSACHUSETTS--3.3%
    258,000  Andover, GO, 4.00%, 12/15/02 (b)........................            260,853
    575,000  Fall River, GO, 5.00%, 6/1/02 (b).......................            575,000
  1,225,000  Groton Dunstable School District, GO, 5.00%,
             10/15/02 (b)............................................          1,237,928
  2,300,000  Groton Dunstable, BAN, 2.25%, 12/20/02..................          2,304,940
    600,000  Massachusetts Wholesale Electric Power Supply Sys., GO,
             prefunded 7/1/02 @102, 6.75%, 7/01/17...................            614,282
  1,760,000  Massachusetts, DFA for Notre Dame Health Care,1.39%,
             10/1/29 (a).............................................          1,760,000
  1,475,000  Massachusetts, WRA, GO, prefunded 7/15/02 @ 102, 6.50%,
             7/15/21.................................................          1,510,815
    500,000  Massachusetts, WRA, Series 99B, 1.30%, 8/1/28 (a).......            500,000
  2,316,000  Plymouth, BAN, 2.50%-3.00%, 6/20/02.....................          2,316,573
                                                                       -----------------
                                                                              11,080,391
                                                                       -----------------
             MICHIGAN--2.5%
    200,000  Bruce Township HDA for Sisters of Charity, 1.30%,
             5/1/18 (a)..............................................            200,000
    680,000  Delta County EDC for Mead Escambia Paper, Series C,
             1.65%, 12/1/23 (a)......................................            680,000
  1,400,000  Delta County EDC for Mead Escambia Paper, Series 85,
             1.55%, 12/1/13 (a)......................................          1,400,000
    200,000  Detroit Sewage District, Series C1, 1.40%,
             7/1/27 (a)..............................................            200,000
    300,000  Detroit Water Supply System, Series 93, 1.40%,
             7/1/13 (a)..............................................            300,000
    400,000  Flint Hospital Hurley Medical Center, Series B, 1.40%,
             7/1/15 (a)..............................................            400,000
    300,000  Gaylord Hospital, Otsego Memorial Hospital, 1.45%,
             12/1/26 (a).............................................            300,000
  1,335,000  Grand Rapids Water Supply System, 1.40%, 1/1/20 (a).....          1,335,000
  1,215,000  Jackson County EDC for Thrifty Leoni Inc. Project,
             1.90%, 12/1/14 (a)......................................          1,215,000
    730,000  Michigan, Grant Anticipation Notes, Series C, 1.35%,
             9/15/08 (a).............................................            730,000
    200,000  Michigan, HDA for Pine Ridge Ltd., 1.40%,
             10/1/07 (a).............................................            200,000
    850,000  Michigan Job Development Authority for Wyandotte Court,
             1.40%, 12/1/09 (a) .....................................            850,000
    500,000  Michigan Strategic Fund Ltd. for Allen Group Inc,
             Project, 1.40%, 11/1/25 (a).............................            500,000
                                                                       -----------------
                                                                               8,310,000
                                                                       -----------------
             MINNESOTA--13.4%
  1,990,000  Arden Hills HSG for Presbyterian Homes, 1.60%,
             9/1/29 (a)..............................................          1,990,000
  1,590,000  Beltrami County for Northwood Panelboard, 1.65%,
             12/1/21 (a).............................................          1,590,000
  3,300,000  Brooklyn for Brookdale Corp., II Project, 1.60%,
             12/1/14 (a).............................................          3,300,000
  1,095,500  Cohasset for Minnesota Power & Light Co., 1.50%,
             12/1/07 (a).............................................          1,095,500
  6,400,000  Cohasset for Minnesota Power & Light Co., Project A,
             1.50%, 6/1/20 (a).......................................          6,400,000
  1,800,000  Cohasset for Minnesota Power & Light Co., Project B,
             1.50%, 6/1/13 (a).......................................          1,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             MINNESOTA (CONTINUED)
$ 5,000,000  Duluth EDA for Miller Dwan Medical Center Project,
             1.60%, 6/1/19 (a).......................................  $       5,000,000
  4,065,000  Duluth Tax Revenue Bond for Lake Superior Paper, 1.40%,
             9/1/10 (a)..............................................          4,065,000
    270,000  Hennepin County, Series B, 1.25%, 12/1/20 (a)...........            270,000
  3,170,000  Hennepin County, Series C, 1.25%, 12/1/10 (a)...........          3,170,000
  1,245,500  Mankato for Bethanny Lutheran College, 1.55%,
             11/1/15 (a).............................................          1,245,500
  1,995,500  Minneapolis Convention Center, 1.25%, 12/1/18 (a).......          1,995,500
  1,475,000  Minneapolis Seven Corners, 1.35%, 11/1/31 (a)...........          1,475,000
  3,000,000  Minneapolis St. Paul Airport, 1.60%, 6/10/02 (b)........          3,000,000
  3,390,000  Minnesota Higher Education for St. Olaf College, 1.50%,
             10/1/30, 10/1/32 (a)....................................          3,390,000
  1,400,000  New Brighton Industrial Development for Unicare Homes,
             1.28%, 12/1/14 (a)......................................          1,400,000
  3,000,000  Regents University, Intermediate Term A, 1.45%,
             7/1/08 (a)..............................................          3,000,000
    205,000  Roseville Commercial Development for Berger Transfer &
             Storage, 1.40%, 12/1/15 (a).............................            205,000
                                                                       -----------------
                                                                              44,391,500
                                                                       -----------------
             MISSOURI--0.6%
  1,550,000  Jefferson County IDA for Westview Nursing Home, 1.40%,
             3/1/08 (a)..............................................          1,550,000
    310,000  Platte County IDR for Platte Care Facility, 1.85%,
             10/1/10 (a).............................................            310,000
                                                                       -----------------
                                                                               1,860,000
                                                                       -----------------
             NEBRASKA--0.1%
    390,000  Buffalo County, Series 85, 1.60%, 2/1/15 (a)............            390,000
                                                                       -----------------
             NEVADA--0.3%
  1,000,000  Clark County School District GO, 7.25%, 6/15/02 (b).....          1,001,365
    115,000  Clark County School District, Series A, 1.60%,
             6/15/21 (a).............................................            115,000
                                                                       -----------------
                                                                               1,116,365
                                                                       -----------------
             NEW HAMPSHIRE--1.1%
  3,800,000  New Hampshere HEFA for Exeter Hospital, Series B, 1.50%,
             10/1/23 (a).............................................          3,800,000
                                                                       -----------------
             NEW JERSEY--5.4%
  1,460,000  Camden County Improvement Authority, 1.50%,
             9/1/26 (a)..............................................          1,460,000
    200,000  Essex County Improvement Authority for the Children's
             Institute, 1.40%, 2/1/20 (a)............................            200,000
  1,600,000  Jersey City IDA for Dixon Mills Apartments, 1.25%,
             5/15/30 (a).............................................          1,600,000
    400,000  New Jersey EDA for 400 Intl Dr Partners, 1.45%,
             9/1/05 (a)..............................................            400,000
  1,000,000  New Jersey Sports Expo Authority, Series C, 1.30%,
             9/1/24 (a)..............................................          1,000,000
  6,040,000  New Jersey TRAN, Series 2001, 3.00%, 6/14/02............          6,042,203
    700,000  New Jersey Turnpike Authority, Series 91D, 1.30%,
             1/1/18 (a)..............................................            700,000
  2,779,000  North Brunswick Township BAN, 2.20%, 12/12/02...........          2,786,186
    640,000  Raritan Township BAN, 3.15%, 6/13/02....................            640,078
  3,269,532  Sparta Township BAN, 2.60%, 1/17/03.....................          3,289,110
                                                                       -----------------
                                                                              18,117,577
                                                                       -----------------
             NEW YORK--8.8%
  5,000,000  Chappaqua School District BAN, 2.25%, 9/13/02...........          5,008,958
  1,700,000  Guilderland IDA for North Eastern Industrial Park,
             Series 93A, 1.30%, 12/1/08 (a)..........................          1,700,000
  5,400,000  Long Island Power Authority, Series 3B, 1.50%,
             5/1/33 (a)..............................................          5,400,000
  1,500,000  New York City, Series A4, 1.50%, 8/1/22 (a).............          1,500,000
  4,500,000  New York City, Series A6, 1.50%, 11/1/26 (a)............          4,500,000
  2,500,000  New York City, Series A7, 1.60%, 8/1/19 (a).............          2,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             NEW YORK (CONTINUED)
$ 1,800,000  New York City, Series B, 1.40%, 10/1/21 (a).............  $       1,800,000
  6,800,000  New York City Water Financial Authority, WSR, 1.50%,
             6/15/25 (a).............................................          6,800,000
                                                                       -----------------
                                                                              29,208,958
                                                                       -----------------
             NORTH CAROLINA--1.0%
  1,000,000  Lenoir County PCR for Texasgulf, 1.725%, 12/1/03 (a)....          1,000,000
  1,100,000  North Carolina Elderly Facilities for Cardinal Gibbons,
             1.45%, 8/1/14 (a).......................................          1,100,000
  1,300,000  North Carolina Med Care Community for Stanley Total
             Living Center, 1.45%, 4/1/18 (a)........................          1,300,000
                                                                       -----------------
                                                                               3,400,000
                                                                       -----------------
             OHIO--6.3%
    615,000  Amherst Village School District GO, 5.00%,
             12/1/02 (b).............................................            624,007
    750,000  Butler County Healthcare Facility for Lifesphere
             Project, 1.40%, 5/1/27 (a)..............................            750,000
  3,450,000  Cincinnati & Hamilton Port Authority EDC for Kenwood
             Office Assoc., 1.65%, 9/1/25 (a)........................          3,450,000
    300,000  Cleveland Income Tax Revenue, 1.30%, 5/15/24 (a)........            300,000
    200,000  Columbus for Lyra & Gemini & Polaris, 1.45%,
             8/1/11 (a)..............................................            200,000
  3,000,000  Cuyahoga County EDA for Cleveland Health Education
             Museum, 1.45%, 3/1/32 (a)...............................          3,000,000
    100,000  Cuyahoga County EDA for The Cleveland Orchestra, 1.60%,
             4/1/28 (a)..............................................            100,000
  1,650,000  Cuyahoga County for Cleveland Botanical, 1.45%,
             7/1/31 (a)..............................................          1,650,000
    100,000  Cuyahoga County HRB for Cleveland Clinic, Series A,
             1.35%, 1/1/26 (a).......................................            100,000
    100,000  Cuyahoga County HRB for University Hospital Cleveland,
             1.40%, 1/15/29 (a)......................................            100,000
    500,000  Cuyahoga County IDA for Allen Group Project, 1.40%,
             12/1/15 (a).............................................            500,000
    400,000  Delaware County IDR for Radiation Sterilizers, 1.70%,
             12/1/04 (a).............................................            400,000
    100,000  Franklin County for US Health Corp., Series A, 1.40%,
             12/1/21 (a).............................................            100,000
  1,050,000  Franklin County MFH for US Health Corp., Series B,
             1.45%, 12/1/20 (a)......................................          1,050,000
    200,000  Hamilton County HRB for Health Alliance, Series A, 1.15%
             1/1/18 (a)..............................................            200,000
  1,515,000  Indian Hill EDC for Cincinnati Country Day School,
             1.42%, 5/1/19 (a).......................................          1,515,000
    200,000  Kent State University, University Receipts, 1.35%,
             5/1/31 (a)..............................................            200,000
    300,000  Lorain County Independent Living for Elyria United
             Methodist, 1.47%, 6/1/22 (a)............................            300,000
    990,000  Lucas County for Toledo Project, 1.40%, 10/1/05 (a).....            990,000
  1,500,000  Middleburgh for Southwest General Hospital, 1.45%,
             8/15/22 (a).............................................          1,500,000
    200,000  Ohio Air Quality DAR for Pollution Control Cincinnati
             Gas, Series B, 1.60%, 9/1/30 (a)........................            200,000
  1,260,000  Ohio WDA for Cleveland Electric, Series B, 1.40%,
             8/1/20 (a)..............................................          1,260,000
  1,160,000  Ottawa County Hospital Facilities Luther Home of Mercy
             Project, 1.50%, 10/1/17 (a).............................          1,160,000
     25,000  Sharonville IDR for Edgecomb Metals Inc, 1.40%,
             11/1/09 (a).............................................             25,000
  1,205,000  Stark County Port Authority Healthcare for Canton
             School, 1.50%, 2/1/27 (a)...............................          1,205,000
                                                                       -----------------
                                                                              20,879,007
                                                                       -----------------
             OKLAHOMA--0.8%
    500,000  Oklahoma City Christian College Revenue Bonds, 1.75%,
             7/1/15 (a)..............................................            500,000
  1,000,000  Oklahoma State Capital Improvement Authority GO, 5.00%,
             9/1/02 (b)..............................................          1,007,657
  1,000,000  Tulsa IDR for Park Chase Apartments, Series A-1, 1.40%,
             12/15/29 (a)............................................          1,000,000
                                                                       -----------------
                                                                               2,507,657
                                                                       -----------------
             OREGON--0.2%
    500,000  Portland MFHR for South Park Block Project A, 1.45%,
             12/1/11 (a).............................................            500,000
                                                                       -----------------
             PENNSYLVANIA--3.4%
    835,000  Berks County IDA for Visiting Nurse Assoc., Series A,
             1.65%, 12/1/15 (a)......................................            835,000
  1,120,000  Dallastown Area School District, 1.46%, 2/1/18 (a)......          1,120,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             PENNSYLVANIA (CONTINUED)
$   500,000  Lancaster County GO, Series 2000, 1.46%, 5/1/30 (a).....  $         500,000
    480,000  Lancaster County HRB for Bretheren Village, 1.46%,
             6/15/20 (a).............................................            480,000
    400,000  Lebanon County Health Facilities for ECC Retirement
             Village, 1.46%, 10/15/25 (a)............................            400,000
  2,000,000  Montgomery County Higher Education William Pennsylvania
             Charter, 1.45%, 9/15/31 (a).............................          2,000,000
    800,000  Montgomery County Redevelopment Authority for Kingswood
             Apts., Series A, 1.35%, 8/15/31 (a).....................            800,000
    900,000  Philadelphia IDA for Performing Arts, 1.40%,
             6/1/25 (a)..............................................            900,000
    600,000  Philadelphia IDR for Interim House West Project, 1.50%,
             9/1/26 (a)..............................................            600,000
  1,360,000  Pittsburgh School District GO, 4.50%, 8/15/02 (b).......          1,366,322
    300,000  Quakertown General Authority Pooled Financing Program,
             Series A, 1.40%, 6/1/28 (a).............................            300,000
    900,000  Sayre HFA VHA, Series 85, 1.40%, 12/1/20 (a)............            900,000
    850,000  Scranton-Lackawanna Counties for University of Scranton
             Project, 1.80%, 11/1/02 (b).............................            850,000
    200,000  University of Pittsburgh Higher Education, Series B,
             1.35%, 9/15/29 (a)......................................            200,000
                                                                       -----------------
                                                                              11,251,322
                                                                       -----------------
             PUERTO RICO--2.0%
  1,205,500  Puerto Rico Government, 1.00%, 12/1/15 (a)..............          1,205,500
    200,000  Puerto Rico Highway & Transportation Authority GO,
             prefunded 7/1/02 @ 101.5, 6.50%, 7/1/22.................            203,783
  2,391,000  Puerto Rico Highway & Transportation Authority,
             Series A, 1.3%, 7/1/28 (a)..............................          2,391,000
  2,675,000  Puerto Rico Public Improvement GO, prefunded 7/1/02 @
             101.5, 6.80%, 7/1/21....................................          2,726,214
                                                                       -----------------
                                                                               6,526,497
                                                                       -----------------
             RHODE ISLAND--3.0%
 10,000,000  East Providence TAN, 2.25%, 7/10/02.....................         10,006,553
                                                                       -----------------
             SOUTH CAROLINA--1.5%
  5,000,000  Piedmont Muni Power Agency for South Carolina Electric,
             Series B, 1.35%, 1/1/18 (a).............................          5,000,000
                                                                       -----------------
             TENNESSEE--2.1%
    695,000  Chattanooga IDA for Baylor School Project, 1.45%,
             11/1/16 (a).............................................            695,000
  3,400,000  Hamilton County Trade Center Hotel, 1.50%,
             9/1/16 (a)..............................................          3,400,000
  3,000,000  Metropolitan Nashville Airport Authority for American
             Airlines Project, Series B, 1.70%, 10/1/12 (a)..........          3,000,000
                                                                       -----------------
                                                                               7,095,000
                                                                       -----------------
             TEXAS--4.5%
    945,000  Cleburne WSR, GO, 4.00%, 2/15/03 (b)....................            957,219
 14,000,000  Texas TRAN, Series A, 3.75%, 8/29/02....................         14,057,786
                                                                       -----------------
                                                                              15,015,005
                                                                       -----------------
             VIRGINIA--2.0%
    250,000  Albemarle County IDA for University Health Services,
             1.40%, 10/1/22 (a)......................................            250,000
    570,000  Alexandria County IDA for Pooled Loan Project,
             Series A, 1.45%, 7/1/26 (a).............................            570,000
    475,000  Chesapeake County IDA for General Hospital, Series B,
             1.45%, 7/1/31 (a).......................................            475,000
     50,000  Clarke County IDA for Winchester Medical Center, 1.55%,
             1/1/30 (a)..............................................             50,000
    585,000  Hampton County MFH for Shoreline Apartments, 1.40%,
             12/1/19 (a).............................................            585,000
    940,000  Henrico County for Health Heritage, 1.45%,
             8/1/23 (a)..............................................            940,000
  1,135,000  Henrico Public Improvement GO, 3.00%, 4/1/03 (b)........          1,148,604
    155,000  Loudoun County IDA for Falcons Landings, 1.40%,
             11/1/28 (a).............................................            155,000
    600,000  Lynchburg IDA HRB for VHA Mid Atlantic States Inc.,
             1.45%, 12/1/25 (a)......................................            600,000
    600,000  Norfolk GO, 5.00%, 7/1/02 (b)...........................            601,658
    500,000  Norfolk IDA for Hospital Facilities-Children Project,
             1.45%, 6/1/20 (a).......................................            500,000
    595,000  Richmond County IDA for Ninth & Cary Association, 1.45%,
             9/1/10 (a)..............................................            595,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
               STATEMENT OF NET ASSETS--MAY 31, 2002 (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--(CONTINUED)                           (NOTE 1)
 ---------   -----------------------------------                           --------
             VIRGINIA (CONTINUED)
$    90,000  Roanoke County IDA for Friendship Manor, 1.40%,
             8/1/13 (a)..............................................  $          90,000
                                                                       -----------------
                                                                               6,560,262
                                                                       -----------------
             WASHINGTON--0.4%
  1,350,000  Tacoma Metropolitan Park District GO, 4.00%,
             12/1/02 (b).............................................          1,363,178
                                                                       -----------------
             WISCONSIN--0.6%
  2,025,000  Wisconsin TRAN, GO, Series B, prefunded 7/1/02 @ 100,
             5.75% 7/1/12 (b)........................................          2,029,563
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $328,446,770)...............      98.8%       328,446,770
                 OTHER ASSETS, LESS LIABILITIES......................       1.2          4,070,712
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     332,517,482
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                 SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                 INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                 TO THE NET ASSETS OF EACH CLASS:
                 295,709,836 SHARES CLASS R....................................              $1.00
                                                                                 =================
                 20,455,118 SHARES CLASS TREASURER'S TRUST.....................              $1.00
                                                                                 =================
                 16,352,528 SHARES CLASS 25....................................              $1.00
                                                                                 =================

-----------------

(a) Variable rate securities. The interest rates, as reported on May 31, 2002, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by letters of credit or other credit agreements.

         SECURITY TYPE ABBREVIATIONS
BAN         -- Bond Anticipation Notes
COP         -- Certificate of Participation
               Development Authority Revenue
DAR         -- Bonds
               Development Finance Authority
DFA         -- Revenue Bonds
               Economic Development Authority
EDA         -- Revenue Bonds
               Economic Development
EDC         -- Corporation
               Educational Facilities
EFA         -- Authority
GO          -- General Obligation Bonds
               Health & Education Facilities
HEFA        -- Authority
HAD         -- Housing Development Authority
HFA         -- Housing Finance Authority
               Health Facilities Authority
HFAR        -- Revenue Bonds
HRB         -- Hospital Revenue Bonds
               Industrial Development
IDA         -- Authority Revenue Bonds
               Industrial Development Agency
IDR         -- Revenue Bonds
               Multi-family Housing Revenue
MFH         -- Bonds
               Multi-family Facilities
MFHR        -- Housing Revenue Bonds
               Metropolitan Transportation
MTA         -- Authority
               Pollution Control Revenue
PCR         -- Bonds
PFA         -- Public Finance Authority
RAN         -- Revenue Anticipation Notes
TAN         -- Tax Anticipation Notes
               Transportation Finance
               Authority Highway Revenue
TFA         -- Bonds
VHA         -- Voluntary Hospital of America
               Tax & Revenue Anticipation
TRAN        -- Notes
WRA         -- Water Resource Authority
WDA         -- Water Development Authority
WSR         -- Water & Sewer Revenue Bonds

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

INTEREST INCOME (Note 1)..........................  $7,275,649
                                                    ---------

EXPENSES (Note 2)
  Comprehensive management fees:
        Class R...................................  2,354,483
        Class Treasurer's Trust...................    203,314
        Class 25..................................     48,764
  Distribution (12b-1) fees:
        Class R...................................    588,620
  Trustee fees....................................      9,496
                                                    ---------
    Total Expenses................................  3,204,677
                                                    ---------

NET INVESTMENT INCOME, representing Net Increase
  in Net Assets from Investment Operations........  $4,070,972
                                                    =========

              RESERVE TAX-EXEMPT TRUST--INTERSTATE TAX-EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED MAY 31,
                                          --------------------------------
                                               2002             2001
                                          ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income.................  $     4,070,972  $     9,009,949
                                          ---------------  ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net Investment Income
        Class R.........................       (3,155,274)      (8,981,171)
        Class Treasurer's Trust.........         (536,801)         (17,800)
        Class 25........................         (378,897)         (10,978)
                                          ---------------  ---------------
                                               (4,070,972)      (9,009,949)
                                          ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share)
  (Note 6):
  Net proceeds from sale of shares......    1,441,153,032    1,381,599,915
  Dividends reinvested..................        4,070,972        9,009,949
  Cost of shares redeemed...............   (1,540,012,774)  (1,235,247,966)
                                          ---------------  ---------------
                                              (94,788,770)     155,361,898
                                          ---------------  ---------------
  Net (decrease) increase in net
    assets..............................      (94,788,770)     155,361,898

NET ASSETS:
  Beginning of year.....................      427,306,252      271,944,354
                                          ---------------  ---------------
  End of year...........................  $   332,517,482  $   427,306,252
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Reserve Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. As of May 31, 2002, the Trust's authorized shares of beneficial interest are unlimited and divided into eleven (11) series (funds): Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds. These financial statements and notes apply only to the Interstate Tax-Exempt Fund (the "Fund"). The Interstate Tax-Exempt Fund currently offers eight classes of shares: Class 8, Class 15, Class 25, Class 35, Class 45, Treasurer's Trust, Class 75 and Class R.

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of instrument, and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the Trust's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive management fee. The comprehensive management fee, which is accrued daily, includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent costs. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Fund's Distribution Plan, (the "Plan") and the fees of the disinterested Trustees, for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at annual rates based on the average daily net assets of each class of the Fund, according to the following schedule:

                                                                            CLASS
      CLASS 8      CLASS 15     CLASS 25     CLASS 35     CLASS 45    TREASURER'S TRUST   CLASS 75     CLASS R
      -------     -----------  -----------  -----------  -----------  -----------------  -----------  ----------
          0.08%.      0.15%        0.25%        0.35%        0.45%             0.60%         0.55%        0.80%

     Certain Officers/Trustees of the Trust are also Officers of RMCI.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 plan, with Resrv Partners, Inc. an affiliate of RMCI, which allows the Fund to pay distribution fees, for the sale and distribution of its shares. Currently, only Class R and Class 75 participate in the plan. The rate of distribution expenses is 0.20% per year of the Classes' average net assets. The Plan requires RMCI to pay an equivalent amount from its own resources.

(3)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Fund invests substantially all of its assets in a portfolio of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political

--------------------------------------------------------------------------------
     developments. In order to reduce the credit risk associated with such factors, 74.25% of the Fund's investments were backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and or other credit enhancement arrangements as shown below as a percentage of the Fund's net assets:

          Letter of Credit
          ABN / AMRO                                    3.09%          JPMorgan / Chase                              2.67%
          Allied Irish Bank                             0.49%          KBC Bank                                      1.65%
          Bank of America                               3.98%          Keybank                                       1.65%
          Bank of Nova Scotia                           0.92%          La Salle National Bank                        0.94%
          Bank of Scotland                              0.46%          Landesbank Hessen-Thurgen                     0.59%
          Bank One                                      1.08%          Mellon Bank                                   0.71%
          Barclay Bank                                  0.56%          Northern Trust Co.                            1.17%
          Bay Hypo Und Vereinsbank                      0.60%          PNC Bank                                      0.94%
          Bay Landesbank Girozentrale                   0.70%          Societe Generale                              0.39%
          Bayerische / Westdeutsche Landesbank          0.90%          Sun Trust Bank                                1.93%
          Commerzbank                                   0.44%          Toronto Dominion                              0.81%
          Credit Suisse                                 0.90%          Union Bank of Switzerland                     0.63%
          Dexia                                         0.60%          University of Minnesota                       0.90%
          Dresdner Bank                                 0.30%          University of Pittsburgh                      0.59%
          Fifth Third Bank                              1.12%          US Bank                                       3.31%
          Fleet Bank                                    1.65%          Wachovia Bank & Trust Company                 5.04%
          FNMA                                          1.02%          Wells Fargo                                   0.88%
          FRMC                                          0.39%          Westdeutsche Landesbank Girozentrale          3.66%
          Harris Trust & Savings Bank                   1.23%          WLB                                           0.90%

     *    Bond Insurance
          AMBAC                                         2.63%
          FGIC                                          9.61%
          FSA                                           6.15%
          MBIA                                          2.17%

          Pre-refunded municipal bonds which are escrowed to maturity with United States Treasury obligations        3.90%

     *    Some securities are backed by both a line of credit and bond insurance.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2002, the Fund's net assets consisted of $332,517 par value and $332,184,965 additional paid-in-capital.

(6)  CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------

     For the year ended May 31, 2002 and the period ended May 31, 2001, the capital share transactions of each class were as of follows:

                                                    YEAR ENDED MAY 31, 2002
                                           -----------------------------------------
                                                           TREASURER'S
      INTERSTATE TAX-EXEMPT                   CLASS R         TRUST       CLASS 25
      ---------------------                --------------  ------------  -----------
      Sold...............................   1,176,004,972   202,427,176   62,720,884
      Reinvested.........................       3,155,274       536,801      378,897
      Redeemed...........................  (1,179,694,309) (267,860,501) (92,457,964)
                                           --------------  ------------  -----------
      Net Decrease.......................        (534,063)  (64,896,524) (29,358,183)
                                           ==============  ============  ===========

                                                   PERIOD ENDED MAY 31, 2001
                                           -----------------------------------------
                                                           TREASURER'S
      INTERSTATE TAX-EXEMPT                   CLASS R        TRUST*      CLASS 25*
      ---------------------                --------------  -----------  ------------
      Sold...............................   1,249,104,892  86,122,064    46,372,959
      Reinvested.........................       8,981,171      17,800        10,978
      Redeemed...........................  (1,233,786,518)   (788,222)     (673,226)
                                           --------------  ----------   -----------
      Net Increase.......................      24,299,545  85,351,642    45,710,711
                                           ==============  ==========   ===========

---------------

  *  From May 29, 2001, (Commencement of Class) to May 31, 2001.

(7)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods indicated.

                                                    CLASS R
                                        FOR FISCAL YEARS ENDED MAY 31,
                                  -------------------------------------------
      INTERSTATE TAX-EXEMPT FUND   2002     2001     2000     1999     1998
      --------------------------  -------  -------  -------  -------  -------
      Net asset value at
        beginning of year......   $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                  -------  -------  -------  -------  -------
      Net investment income from
        investment operations...    .0108    .0289    .0267    .0242    .0279
      Less dividends from net
        investment income......    (.0108)  (.0289)  (.0267)  (.0242)  (.0279)
                                  -------  -------  -------  -------  -------
      Net asset value at end of
        year...................   $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                  =======  =======  =======  =======  =======
      Total Return.............      1.09%    2.95%    2.67%    2.42%    2.79%
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of year
        (millions).............   $ 295.7  $ 296.2  $ 271.9  $ 292.6  $ 352.9
      Ratio of expenses to
        average net assets.....      1.01%    1.01%    1.00%    1.00%     .97%
      Ratio of net investment
        income to average net
        asset..................      1.08%    2.89%    2.60%    2.38%    2.75%

--------------------------------------------------------------------------------

                                         TREASURER'S TRUST              CLASS 25
                                      ------------------------  ------------------------
                                      YEAR ENDED  PERIOD ENDED  YEAR ENDED  PERIOD ENDED
                                       MAY 31,      MAY 31,      MAY 31,      MAY 31,
      INTERSTATE TAX-EXEMPT FUND         2002       2001(A)        2002       2001(A)
      --------------------------      ----------  ------------  ----------  ------------

      Net asset value at beginning
        of period...................   $1.0000      $1.0000      $1.0000      $1.0000
                                       -------      -------      -------      -------
      Net investment income from
        investment operations.......    0.0149       0.0002       0.0184       0.0002
      Less dividends from net
        investment income...........    (.0149)      (.0002)      (.0184)      (.0002)
                                       -------      -------      -------      -------
      Net asset value at end of
        period......................   $1.0000      $1.0000      $1.0000      $1.0000
                                       =======      =======      =======      =======
      Total Return..................      1.50%        0.02%        1.86%        0.02%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................   $  20.5      $  85.4      $  16.3      $  45.7
      Ratio of expenses to average
        net assets..................      0.61%        0.60%(b)     0.26%        0.25%(b)
      Ratio of net investment income
        to average net asset........      1.59%        2.56%(b)     1.96%        2.91%(b)

---------------

(a)  From May 29, 2001 (Commencement of Class) to May 31, 2001.
(b)  Annualized.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)

                                ---------------

The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees of Reserve Tax-Exempt Trust and Shareholders of Interstate Tax-Exempt Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund (the "Fund"; one series of Reserve Tax-Exempt Trust) at May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

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
OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

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